Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accrued expenses and other liabilities
Accruals	€ 887.3	€ 1,553.1	€ 320.8
Indirect tax and duties	96.7	489.8	709.0
Unearned revenue (contract liabilities)	290.9	546.5	1,962.3
Total accrued expenses and other liabilities	€ 1,274.9	€ 2,589.4	€ 2,992.1